Balance and Financial Rating Related to Reinsurers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 646	$ 578
Protective Life Insurance Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 188
A.M. Best Rating	A+ (superior)
Munich American Reassurance Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 148
A.M. Best Rating	A+ (superior)
Employers Reassurance Corporation
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 90
A.M. Best Rating	A- (excellent)
General Re Life Corporation
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 89
A.M. Best Rating	A++ (superior)
All Others
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 131
A.M. Best Rating	A+ to B++ (superior to good)